Financial instruments by category	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category	Financial instruments by category
The table below details the financial instruments as of March 31, 2023:

As of March 31, 2023
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Other investments	—	—	7,051	7,051
Other non-current financial assets	11,807	2,400	—	14,207
Trade receivables	191,469	—	—	191,469
Other current receivables(1)	16,256	107	—	16,363
Cash and cash equivalents	240,546	—	—	240,546
Balance as of March 31, 2023	460,078	2,507	7,051	469,636
(1) excluding other non-financial receivables

As of March 31, 2023
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	788,836	—	—	788,836
Other non-current financial liabilities	15,215	3,596	—	18,811
Other current financial liabilities	6,984	12,243		19,227
Trade payables	209,106	—	—	209,106
Other current liabilities(1)	19,985	—	—	19,985
Accrued liabilities(1)	48,444	—	—	48,444
Balance as of March 31, 2023	1,088,570	15,839	—	1,104,409
(1) excluding other non-financial liabilities
The table below details the financial instruments as of March 31, 2022:

As of March 31, 2022
(EUR thousand)
Assets as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Other investments	—	—	3,881	3,881
Other non-current financial assets	13,313	—	—	13,313
Trade receivables	100,469	—	—	100,469
Other current receivables(1)	14,050	—	—	14,050
Cash and cash equivalents	51,083	—	—	51,083
Balance as of March 31, 2022	178,915	—	3,881	182,796
(1) excluding other non-financial receivables

As of March 31, 2022
(EUR thousand)
Liabilities as per statement of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	723,230	—	—	723,230
Other non-current financial liabilities	14,286	15,419	—	29,705
Trade payables	166,103	—	—	166,103
Other current financial liabilities	10,538	12,051	—	22,589
Other current liabilities (1)	15,428	356	—	15,784
Accrued liabilities (1)	28,497	—	—	28,497
Balance as at March 31, 2022	958,082	27,826	—	985,908
(1) excluding other non-financial liabilities